Cover Page	Aug. 06, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001799208
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	Dun & Bradstreet Holdings, Inc.
Entity File Number	1-39361
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2008699
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	DNB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false